CASH FLOW INFORMATION (Schedule of Cash and Cash Equivalents and Restricted Cash) (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 1,552,389	$ 3,260,135
Restricted cash, tenant security deposits	783,470	794,151
Restricted cash, escrow	71,720	321,675
Restricted cash, other	27,140	27,840
Cash flow information	$ 2,434,719	$ 4,403,801	$ 5,263,724